VY T Rowe Price Equity Income Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			11.13%	7.92%	7.79%
Performance Inception Date		Jan. 15, 2004
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class ADV | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		14.37%	8.68%	8.49%
Class ADV | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		25.02%	14.53%	13.10%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			11.75%	8.56%	8.44%
Performance Inception Date		May 02, 2003
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class I | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		14.37%	8.68%	8.49%
Class I | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		25.02%	14.53%	13.10%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			11.45%	8.28%	8.17%
Performance Inception Date		Jan. 24, 1989
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class S | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		14.37%	8.68%	8.49%
Class S | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		25.02%	14.53%	13.10%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			11.34%	8.14%	8.01%
Performance Inception Date		Sep. 09, 2002
Class S2 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		23.81%	13.86%	12.55%
Class S2 | Russell 1000® Value Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		14.37%	8.68%	8.49%
Class S2 | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		25.02%	14.53%	13.10%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the Russell 1000® Value Index to the Russell 3000® Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the Russell 1000 ® Value Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.